Segment Reporting (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Segment Reporting [Line Items]
Number of operating segment	1
Revenue	$ 4,994,044	$ 6,584,729
Application Development Service [Member]
Segment Reporting [Line Items]
Revenue	$ 292,101	$ 1,247,232